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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds

Semi-Annual Report 2018

CM Advisors Small Cap Value Fund

CM Advisors Fixed Income Fund

August 31, 2018
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Small Cap Value Fund

Supplementary Portfolio Information
August 31, 2018 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
DMC Global, Inc.	10.2%
Atkore International Group, Inc.	5.4%
Allegheny Technologies, Inc.	5.1%
Ensco plc - Class A	5.0%
Granite Construction, Inc.	4.1%
Era Group, Inc.	3.6%
Pioneer Energy Services Corporation	3.6%
Transocean Ltd.	3.6%
Manitowoc Company, Inc. (The)	3.5%
Colfax Corporation	3.2%

CM Advisors Fixed Income Fund

Supplementary Portfolio Information
August 31, 2018 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.75%, due 11/15/23	9.3%
U.S. Treasury Notes, 2.375%, due 12/31/20	9.3%
U.S. Treasury Notes, 2.00%, due 07/31/20	8.9%
PHI, Inc., 5.25%, due 03/15/19	5.4%
CenturyLink, Inc., 5.80%, due 03/15/22	2.7%
Murphy Oil Corporation, 4.70%, due 12/01/22	2.5%
Becton Dickinson & Company, 3.25%, due 11/12/20	2.5%
Allegheny Technologies, Inc., 5.95%, due 01/15/21	2.5%
Rowan Companies, Inc., 7.875%, due 08/01/19	2.2%
Microsoft Corporation, 4.20%, due 08/08/21	2.0%

CM Advisors Small Cap Value Fund Schedule of Investments August 31, 2018 (Unaudited)
COMMON STOCKS — 95.7%	Shares	Value
Consumer Discretionary — 1.9%
Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc.	38,865	$1,720,942

Multiline Retail — 0.2%
Dollar Tree, Inc. *	2,490	200,470

Energy — 30.5%
Energy Equipment & Services — 25.1%
Dawson Geophysical Company *	263,566	1,634,109
Ensco plc - Class A	737,717	5,045,984
Era Group, Inc. *	309,888	3,700,063
Newpark Resources, Inc. *	44,625	468,563
Patterson-UTI Energy, Inc.	131,215	2,247,713
PHI, Inc. *	251,893	2,052,928
Pioneer Energy Services Corporation *	1,153,021	3,689,667
Profire Energy, Inc. *	192,601	548,913
Transocean Ltd. *	303,270	3,672,600
Unit Corporation *	92,280	2,426,041
		25,486,581
Oil, Gas & Consumable Fuels — 5.4%
Ardmore Shipping Corporation *	147,775	1,034,425
Centennial Resource Development, Inc. - Class A *	149,120	2,873,542
HighPoint Resources Corporation *	99,670	549,182
Newfield Exploration Company *	39,580	1,079,742
		5,536,891
Financials — 0.5%
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. - Class B *	1,691	352,946

Insurance — 0.1%
Markel Corporation *	123	148,682

Health Care — 0.1%
Health Care Providers & Services — 0.1%
AmerisourceBergen Corporation	575	51,733
McKesson Corporation	210	27,037
		78,770
Industrials — 39.3%
Aerospace & Defense — 3.6%
Esterline Technologies Corporation *	24,816	2,132,935
Triumph Group, Inc.	74,260	1,544,608
		3,677,543
Construction & Engineering — 4.1%
Granite Construction, Inc.	91,260	4,168,757

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)
COMMON STOCKS — 95.7% (Continued)	Shares	Value
Industrials — 39.3% (Continued)
Electrical Equipment — 6.2%
Allied Motion Technologies, Inc.	17,010	$830,768
Atkore International Group, Inc. *	201,075	5,505,434
		6,336,202
Machinery — 23.9%
Altra Industrial Motion Corporation	17,155	669,903
Colfax Corporation *	93,880	3,278,290
Columbus McKinnon Corporation	18,936	805,348
DMC Global, Inc.	265,557	10,423,112
Douglas Dynamics, Inc.	4,055	185,719
Lydall, Inc. *	47,985	2,053,758
Manitowoc Company, Inc. (The) *	155,738	3,611,564
TriMas Corporation *	106,440	3,267,708
		24,295,402
Trading Companies & Distributors — 1.5%
BMC Stock Holdings, Inc. *	69,660	1,567,350

Information Technology — 7.7%
Electronic Equipment, Instruments & Components — 4.5%
FARO Technologies, Inc. *	32,155	2,192,971
Maxwell Technologies, Inc. *	387,318	1,382,725
MTS Systems Corporation	18,855	1,020,056
		4,595,752
IT Services — 0.3%
Alliance Data Systems Corporation	1,035	246,930

Technology Hardware, Storage & Peripherals — 2.9%
AstroNova, Inc.	133,715	2,961,787

Materials — 10.8%
Metals & Mining — 10.8%
Allegheny Technologies, Inc. *	193,105	5,219,628
Carpenter Technology Corporation	40,915	2,441,398
Comstock Mining, Inc. *	1,420,832	248,646
Seabridge Gold, Inc. *	100,530	1,135,989
Synalloy Corporation	86,947	1,995,434
		11,041,095
Real Estate — 2.0%
Real Estate Management & Development — 2.0%
InterGroup Corporation (The) *	67,005	2,013,500

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)
COMMON STOCKS — 95.7% (Continued)	Shares	Value
Utilities — 2.9%
Gas Utilities — 2.9%
Southwest Gas Holdings, Inc.	20,025	$1,548,333
Spire, Inc.	19,375	1,444,406
		2,992,739

Total Common Stocks (Cost $87,139,000)		$97,422,339

EXCHANGE-TRADED FUNDS — 2.1%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $1,805,490)	51,370	$2,175,006

WARRANTS — 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20	11,776	$0
Key Energy Services, Inc., expires 12/15/21	11,776	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS — 2.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.83% (a) (Cost $2,201,032)	2,201,032	$2,201,032

Total Investments at Value — 100.0% (Cost $91,145,522)		$101,798,377

Liabilities in Excess of Other Assets — (0.0%) (b)		(28,715)

Net Assets — 100.0%		$101,769,662

ETF - Exchange-Traded Fund.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of August 31, 2018.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Schedule of Investments August 31, 2018 (Unaudited)
CORPORATE BONDS — 58.0%	Par Value	Value
Consumer Discretionary — 5.7%
Automobiles — 0.7%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	$500,000	$493,670

Household Durables — 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	511,250

Media — 2.1%
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	411,982
4.375%, due 06/15/21	600,000	611,456
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	369,461
		1,392,899
Specialty Retail — 0.6%
AutoZone, Inc., 1.625%, due 04/21/19	420,000	416,871

Textiles, Apparel & Luxury Goods — 1.5%
William Carter Corporation., 5.25%, due 08/15/21	1,010,000	1,023,887

Consumer Staples — 3.4%
Beverages — 1.0%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	662,533

Food & Staples Retailing — 2.4%
Walgreen Company, 5.25%, due 01/15/19	640,000	645,681
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	996,709
		1,642,390
Energy — 16.7%
Energy Equipment & Services — 12.0%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,490,000	1,296,300
Era Group, Inc., 7.75%, due 12/15/22	740,000	728,900
Nabors Industries, Inc., 5.10%, due 09/15/23	1,000,000	966,318
PHI, Inc., 5.25%, due 03/15/19	3,775,000	3,586,250
Rowan Companies, Inc., 7.875%, due 08/01/19	1,410,000	1,455,825
		8,033,593
Oil, Gas & Consumable Fuels — 4.7%
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	980,404
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	525,272
Murphy Oil Corporation, 4.45%, due 12/01/22	1,685,000	1,681,832
		3,187,508
Financials — 4.5%
Commercial Banks — 2.0%
Wells Fargo & Company, 2.55%, due 12/07/20	1,357,000	1,340,347

CM Advisors Fixed Income Fund Schedule of Investments (Continued)
CORPORATE BONDS — 58.0% (Continued)	Par Value	Value
Financials — 4.5% (Continued)
Consumer Finance — 1.0%
American Express Company, 8.125%, due 05/20/19	$670,000	$695,156

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	308,704

Insurance — 1.0%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	681,044

Health Care — 2.5%
Health Care Equipment & Supplies — 2.5%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,670,751

Industrials — 5.8%
Auto Parts & Equipment — 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	513,800

Chemicals — 1.0%
Mosaic Company (The), 3.25%, due 11/15/22	685,000	672,336

Electrical Equipment — 1.1%
Eaton Corporation, 8.10%, due 08/15/22	150,000	174,170
Emerson Electric Company, 5.25%, due 10/15/18	570,000	571,836
		746,006
Industrial Conglomerates — 1.0%
Roper Technologies, Inc., 6.25%, due 09/01/19	640,000	660,216

Machinery — 0.7%
John Deere Capital Corporation, 5.75%, due 09/10/18	500,000	500,225

Road & Rail — 1.2%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	814,100

Information Technology — 8.5%
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	583,485

IT Services — 1.6%
International Business Machines Corporation,
7.625%, due 10/15/18	420,000	422,459
1.95%, due 02/12/19	655,000	653,533
		1,075,992

CM Advisors Fixed Income Fund Schedule of Investments (Continued)
CORPORATE BONDS — 58.0% (Continued)	Par Value	Value
Information Technology — 8.5% (Continued)
Software — 5.0%
CA, Inc., 5.375%, due 12/01/19	$1,315,000	$1,348,825
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,349,078
Symantec Corporation, 4.20%, due 09/15/20	665,000	669,316
		3,367,219
Technology Hardware, Storage & Peripherals — 1.0%
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	651,239

Materials — 4.6%
Metals & Mining — 4.6%
Alcoa, Inc., 5.87%, due 02/23/22	1,200,000	1,247,520
Allegheny Ludlum, LLC, 6.95%, due 12/15/25	142,000	144,840
Allegheny Technologies, Inc., 5.95%, due 01/15/21	1,635,900	1,660,439
		3,052,799
Telecommunication Services — 4.8%
Diversified Telecommunication Services — 4.8%
AT&T, Inc., 5.875%, due 10/01/19	1,300,000	1,338,451
CenturyLink, Inc., 5.80%, due 03/15/22	1,800,000	1,839,960
		3,178,411
Utilities — 1.5%
Electric Utilities — 1.5%
Southern Company, 1.85%, due 07/01/19	1,000,000	992,890

Total Corporate Bonds (Cost $38,608,208)		$38,869,321

CM Advisors Fixed Income Fund Schedule of Investments (Continued)
U.S. TREASURY OBLIGATIONS — 31.2%	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 0.8%
2.375%, due 01/15/25	$467,870	$515,221

U.S. Treasury Notes — 30.4%
1.25%, due 10/31/18	1,000,000	998,767
1.50%, due 05/31/19	1,000,000	993,516
2.00%, due 07/31/20	6,000,000	5,930,625
2.375%, due 12/31/20	6,250,000	6,210,449
2.75%, due 11/15/23	6,250,000	6,250,244
		20,383,601

Total U.S. Treasury Obligations (Cost $20,917,273)		$20,898,822

MONEY MARKET FUNDS — 9.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.83% (a) (Cost $6,666,860)	6,666,860	$6,666,860

Total Investments at Value — 99.1% (Cost $66,192,341)		$66,435,003

Other Assets in Excess of Liabilities — 0.9%		599,203

Net Assets — 100.0%		$67,034,206

(a)	The rate shown is the 7-day effective yield as of August 31, 2018.

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Assets and Liabilities August 31, 2018 (Unaudited)
	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$91,145,522	$66,192,341
At value (Note 2)	$101,798,377	$66,435,003
Receivable for capital shares sold	11,608	2,071
Receivable for investment securities sold	51,731	—
Dividends and interest receivable	27,209	634,584
Other assets	25,385	13,182
TOTAL ASSETS	101,914,310	67,084,840

LIABILITIES
Payable for capital shares redeemed	7,360	335
Payable for investment securities purchased	53,061	—
Payable to Advisor (Note 5)	60,687	28,358
Payable to administrator (Note 5)	12,780	8,610
Other accrued expenses	10,760	13,331
TOTAL LIABILITIES	144,648	50,634

NET ASSETS	$101,769,662	$67,034,206

Net assets consist of:
Paid-in capital	$96,175,596	$66,235,664
Accumulated net investment income (loss)	(1,268,183)	314,375
Accumulated net realized gains (losses) from investment transactions	(3,790,606)	241,505
Net unrealized appreciation on investments	10,652,855	242,662
Net assets	$101,769,662	$67,034,206

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,951,562	6,001,288

Net asset value, redemption price and offering price per share (a)	$12.80	$11.17

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Operations Six Months Ended August 31, 2018 (Unaudited)
	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$214,307	$61,638
Interest	—	1,126,719
TOTAL INVESTMENT INCOME	214,307	1,188,357

EXPENSES
Investment advisory fees (Note 5)	515,155	168,554
Administration fees (Note 5)	41,547	26,965
Professional fees	26,277	23,550
Trustees’ fees and expenses (Note 5)	24,238	18,888
Fund accounting fees (Note 5)	26,185	15,378
Registration and filing fees	12,752	14,759
Transfer agent fees (Note 5)	9,000	9,000
Insurance expense	7,990	5,103
Custody and bank service fees	5,636	3,527
Postage and supplies	5,785	3,000
Printing of shareholder reports	4,411	2,572
Pricing fees	1,250	5,409
Compliance support services fees	2,429	1,501
Distributor service fees (Note 5)	1,417	1,417
Other expenses	3,765	403
TOTAL EXPENSES	687,837	300,026
Advisory fees waived by Advisor (Note 5)	(43,568)	—
NET EXPENSES	644,269	300,026

NET INVESTMENT INCOME (LOSS)	(429,962)	888,331

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	37,724	49,349
Net change in unrealized appreciation (depreciation) on investments	13,999,683	(296,000)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,037,407	(246,651)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,607,445	$641,680

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Statements of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
FROM OPERATIONS
Net investment loss	$(429,962)	$(429,033)
Net realized gains (losses) from investment transactions	37,724	(2,293,169)
Net change in unrealized appreciation (depreciation) on investments	13,999,683	(124,578)
Net increase (decrease) in net assets from operations	13,607,445	(2,846,780)

FROM CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	—	49,517,475
Proceeds from shares sold	1,338,905	2,054,414
Proceeds from redemption fees collected (Note 2)	1,136	3,420
Payments for shares redeemed	(6,027,951)	(6,647,708)
Net increase (decrease) in net assets from share transactions	(4,687,910)	44,927,601

TOTAL INCREASE IN NET ASSETS	8,919,535	42,080,821

NET ASSETS
Beginning of period	92,850,127	50,769,306
End of period	$101,769,662	$92,850,127

ACCUMULATED NET INVESTMENT LOSS	$(1,268,183)	$(838,221)

CAPITAL SHARE ACTIVITY
Shares received in conjunction with fund merger (Note 1)	—	4,297,048
Shares sold	104,971	187,003
Shares redeemed	(486,397)	(616,831)
Net increase (decrease) in shares outstanding	(381,426)	3,867,220
Shares outstanding, beginning of period	8,332,988	4,465,768
Shares outstanding, end of period	7,951,562	8,332,988

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Statements of Changes in Net Assets
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
FROM OPERATIONS
Net investment income	$888,331	$1,657,111
Net realized gains from investment transactions	49,349	935,688
Net change in unrealized appreciation (depreciation) on investments	(296,000)	(2,286,469)
Net increase in net assets from operations	641,680	306,330

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(835,273)	(1,719,942)
From net realized gains	—	(792,220)
Decrease in net assets from distributions to shareholders	(835,273)	(2,512,162)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,490,577	7,027,436
Net asset value of shares issued in reinvestment of distributions to shareholders	763,147	2,290,788
Payments for shares redeemed	(3,991,198)	(7,591,686)
Net increase in net assets from capital share transactions	262,526	1,726,538

TOTAL INCREASE (DECREASE) IN NET ASSETS	68,933	(479,294)

NET ASSETS
Beginning of period	66,965,273	67,444,567
End of period	$67,034,206	$66,965,273

ACCUMULATED NET INVESTMENT INCOME	$314,375	$261,317

CAPITAL SHARE ACTIVITY
Shares sold	312,936	611,971
Shares reinvested	68,542	201,304
Shares redeemed	(357,898)	(664,259)
Net increase in shares outstanding	23,580	149,016
Shares outstanding, beginning of period	5,977,708	5,828,692
Shares outstanding, end of period	6,001,288	5,977,708

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31,		Years Ended
	2018 (Unaudited)		February 28, 2018		February 28, 2017	February 29, 2016	February 28, 2015		February 28, 2014
Net asset value at beginning of period	$11.14		$11.37		$7.54	$10.47	$12.90		$11.25

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.10	)(a)	(0.07)	(0.01)	(0.07	)(a)	(0.05	)(a)
Net realized and unrealized gains (losses) on investments	1.72		(0.13)		4.01	(2.88)	(1.73)		2.34
Total from investment operations	1.66		(0.23)		3.94	(2.89)	(1.80)		2.29

Less distributions:
Dividends from net investment income	—		—		(0.11)	(0.05)	—		—
Distributions from net realized gains	—		—		—	—	(0.64)		(0.64)
Total distributions	—		—		(0.11)	(0.05)	(0.64)		(0.64)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00 (b)	0.01	0.01		0.00	(b)

Net asset value at end of period	$12.80		$11.14		$11.37	$7.54	$10.47		$12.90

Total return (c)	14.90	%(d)	(2.02%)		52.33%	(27.52%)	(13.95%)		20.53%

Ratios and supplemental data:
Net assets at end of period (000’s)	$101,770		$92,850		$50,769	$35,166	$53,991		$12,790

Ratio of total expenses to average net assets	1.33	%(e)	1.46%		1.45%	1.56%	1.96%		2.56%

Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%		1.25%	1.25%	1.25%		1.25%

Ratio of net investment loss to average net assets (f)	(0.83	%)(e)	(0.93%)		(0.66%)	(0.16%)	(0.45%)		(0.40%)

Portfolio turnover rate	8	%(d)	25%		28%	68%	62%		42%

(a)	Net investment loss per share is based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31,		Years Ended
	2018 (Unaudited)		February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014
Net asset value at beginning of period	$11.20		$11.57	$11.10	$11.49	$11.58	$11.64

Income (loss) from investment operations:
Net investment income	0.15		0.28	0.37	0.23	0.15	0.14
Net realized and unrealized gains (losses) on investments	(0.04)		(0.23)	0.50	(0.41)	(0.04)	(0.06)
Total from investment operations	0.11		0.05	0.87	(0.18)	0.11	0.08

Less distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.37)	(0.19)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.13)	(0.03)	(0.02)	(0.05)	(0.00	)(a)
Total distributions	(0.14)		(0.42)	(0.40)	(0.21)	(0.20)	(0.14)

Net asset value at end of period	$11.17		$11.20	$11.57	$11.10	$11.49	$11.58

Total return (b)	0.99	%(c)	0.43%	7.95%	(1.62%)	0.98%	0.71%

Ratios and supplemental data:
Net assets at end of period (000’s)	$67,034		$66,965	$67,445	$64,201	$119,904	$128,167

Ratio of total expenses to average net assets	0.89	%(d)	0.87%	0.88%	0.79%	0.77%	0.78%

Ratio of net investment income to average net assets	2.64	%(d)	2.43%	3.16%	1.63%	1.26%	1.22%

Portfolio turnover rate	10	%(c)	35%	10%	18%	1%	6%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

CM Advisors Family of Funds

Notes to Financial Statements
August 31, 2018 (Unaudited)

1. Organization

CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a separate diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The investment objective of CM Advisors Small Cap Value Fund is long-term growth of capital. The Fund commenced operations on April 15, 2011.

The investment objective of CM Advisors Fixed Income Fund is to preserve capital and maximize total return. The Fund commenced operations on March 24, 2006.

On February 23, 2018, CM Advisors Small Cap Value Fund consummated a tax-free merger with CM Advisors Fund, previously a series of the Trust. Pursuant to the terms of the agreement governing the merger, each share of CM Advisors Fund was converted into an equivalent dollar amount of shares of CM Advisors Small Cap Value Fund, based on the net asset values (“NAVs”) of CM Advisors Small Cap Value Fund and CM Advisors Fund as of February 23, 2018 ($11.52 and $12.33, respectively); this resulted in a conversion ratio of 1.069924 shares of CM Advisors Small Cap Value Fund for each share of CM Advisors Fund. CM Advisors Small Cap Value Fund issued 4,297,048 shares to shareholders of CM Advisors Fund in connection with the merger. The basis of the assets transferred from CM Advisors Fund reflected the historical basis of the assets as of the date of the tax-free merger. Net assets of CM Advisors Small Cap Value Fund and CM Advisors Fund as of the merger date were $46,843,398 and $49,517,475, respectively, including unrealized appreciation (depreciation) on investments of $7,705,053 and $(8,998,243), respectively. Total net assets of CM Advisors Small Cap Value Fund immediately after the merger were $96,360,873.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018 by security type:

CM Advisors Small Cap Value Fund:
	Level 1	Level 2		Level 3	Total
Common Stocks	$97,422,339	$—		$—	$97,422,339
Exchange-Traded Funds	2,175,006	—		—	2,175,006
Warrants	—	0	*	—	0
Money Market Funds	2,201,032	—		—	2,201,032
Total	$101,798,377	$0		$—	$101,798,377

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

CM Advisors Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$38,869,321	$—	$38,869,321
U.S. Treasury Obligations	—	20,898,822	—	20,898,822
Money Market Funds	6,666,860	—	—	6,666,860
Total	$6,666,860	$59,768,143	$—	$66,435,003

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of August 31, 2018, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Share Valuation and Redemption Fees – The NAV per share of each Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share, except that shares of CM Advisors Small Cap Value Fund are subject to a redemption fee of 1%, payable to the Fund, if redeemed within 180 days of the date of purchase. No redemption fee, however, will be imposed on the exchange of shares of CM Advisors Small Cap Value Fund for shares of CM Advisors Fixed Income Fund. Shares of CM Advisors Fixed Income Fund are not subject to a redemption fee.

During the periods ended August 31, 2018 and February 28, 2018, proceeds from redemption fees for CM Advisors Small Cap Value Fund were $1,136 and $3,420, respectively.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Each Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated between the Funds according to methods authorized by the Board.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

“book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2018 and February 28, 2018 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Small Cap Value Fund
August 31, 2018	$—	$—	$—
February 28, 2018	$—	$—	$—
CM Advisors Fixed Income Fund
August 31, 2018	$835,273	$—	$835,273
February 28, 2018	$1,719,942	$792,220	$2,512,162

On September 28, 2018, CM Advisors Fixed Income Fund paid an ordinary income dividend of $0.0776 per share to shareholders of record on September 27, 2018.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement – In March, 2017, FASB issued Accounting Standards Update No. 2017-08 - Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU”). The ASU shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying the ASU.

3. Federal Income Tax

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2018:

	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$91,693,780	$66,192,341
Gross unrealized appreciation	$23,166,572	$688,049
Gross unrealized depreciation	(13,061,975)	(445,387)
Net unrealized appreciation	10,104,597	242,662
Other income and gains	—	555,880
Accumulated capital and other losses	(4,510,531)	—
Accumulated earnings	$5,594,066	$798,542

The difference between the federal income tax cost of portfolio investments and the financial statement cost for CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

As of February 28, 2018, CM Advisors Small Cap Value Fund had short-term capital loss carryforwards of $1,683,667 and long-term capital loss carryforwards of $2,112,537 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. However, the utilization of such carryforwards in any given year may be limited due to limitations on merger-related capital loss carryforwards.

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended February 28, 2015 through February 28, 2018) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2018, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$27,332,708	$5,752,705
Proceeds from sales of investment securities	$7,088,659	$8,028,324

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00% for CM Advisors Small Cap Value Fund and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, acquired fund fees and expenses, and amounts, if any, payable pursuant to a Rule 12b-1 plan) to not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund and not more than 1.50% of the average daily net assets of CM Advisors Fixed Income Fund, each until July 1, 2019. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2019. During the six months ended August 31, 2018, with respect to CM Advisors Small Cap Value Fund, the Advisor waived $43,568 of its investment advisory fees. During the six months ended August 31, 2018, there were no advisory fees waived or expenses reimbursed by the Advisor with respect to CM Advisors Fixed Income Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for its services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”).

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives service fees from the Funds for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 per Fund for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2018, CM Advisors Small Cap Value Fund had 32.6% and 39.3% of the value of its nets assets invested in stocks and exchange-traded funds within the Energy and Industrials sectors, respectively.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2018) and held until the end of the period (August 31, 2018).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares of CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Net Expense Ratio(a)	Expenses Paid During Period(b)
CM Advisors Small Cap Value Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,149.00	1.25%	$ 6.77
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.90	1.25%	$ 6.36

CM Advisors Fixed Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,009.90	0.89%	$ 4.51
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.72	0.89%	$ 4.53

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

_______________________

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 2, 2018

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer and Principal Accounting Officer

Date	November 2, 2018

*	Print the name and title of each signing officer under his or her signature.